Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Oppenheimer Portfolio Series: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.53%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–7.03%
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	2.33%	$11,963,976	$—	$—	$(679,317)	$—	$—	432,694	$11,284,659
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	4.23%	20,575,398	220,057	—	(369,113)	—	312,793	1,296,400	20,426,342
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	0.47%	5,598,941	140,685	—	(3,446,704)	—	140,684	813,093	2,292,922
Total Alternative Funds		38,138,315	360,742	—	(4,495,134)	—	453,477		34,003,923
Domestic Equity Funds–5.69%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6	0.93%	6,595,987	—	(1,244,268)	(993,510)	156,921	—	207,021	4,515,130
Invesco Oppenheimer Main Street Small Cap Fund, Class R6	0.89%	6,201,919	—	—	(1,892,309)	—	—	391,783	4,309,610
Invesco Oppenheimer Value Fund, Class R6	1.20%	8,756,756	27,827	—	(2,984,161)	—	27,827	297,610	5,800,422
Invesco Russell 1000 Dynamic Multifactor ETF	2.67%	16,575,948	—	—	(3,693,446)	—	51,679	495,100	12,882,502
Total Domestic Equity Funds		38,130,610	27,827	(1,244,268)	(9,563,426)	156,921	79,506		27,507,664
Fixed Income Funds–71.84%
Invesco Oppenheimer International Bond Fund, Class R6	23.55%	137,632,226	1,047,180	—	(24,833,927)	—	1,674,403	24,857,091	113,845,479
Invesco Oppenheimer Limited-Term Government Fund, Class R6	6.82%	34,081,166	109,101	(1,807,277)	722,519	(123,607)	164,318	7,445,125	32,981,902
Invesco Oppenheimer Master Inflation Protected Securities Fund, Class R6	4.12%	19,523,506	129	—	370,735	—	45,420	1,511,937	19,894,370
Invesco Oppenheimer Master Loan Fund, Class R6	9.78%	56,299,470	488,384	—	(9,510,953)	—	770,427	3,303,582	47,276,901
Invesco Oppenheimer Total Return Bond Fund, Class R6	27.57%	139,342,843	624,466	(7,305,478)	804,795	(202,677)	935,730	19,037,909	133,265,362
Total Fixed Income Funds		386,879,211	2,269,260	(9,112,755)	(32,446,831)	(326,284)	3,590,298		347,264,014
Foreign Equity Funds–13.06%
Invesco Oppenheimer Developing Markets Fund, Class R6	1.34%	8,369,878	—	—	(1,909,338)	—	—	183,590	6,460,540
Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	0.48%	3,203,799	—	—	(897,971)	—	—	283,271	2,305,828
Invesco Oppenheimer Global Fund, Class R6	5.45%	33,647,576	—	—	(7,311,040)	—	—	349,477	26,336,536
Invesco Oppenheimer Global Infrastructure Fund, Class R6	1.65%	10,641,760	—	—	(2,669,368)	—	—	892,765	7,972,392
Invesco Oppenheimer International Equity Fund, Class R6	1.54%	9,408,543	—	—	(1,944,215)	—	—	433,973	7,464,328
Invesco Oppenheimer International Growth Fund, Class R6	1.58%	9,522,564	—	—	(1,894,174)	—	—	215,248	7,628,390
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	1.02%	6,291,926	—	—	(1,349,489)	—	—	131,273	4,942,437
Total Foreign Equity Funds		81,086,046	—	—	(17,975,595)	—	—		63,110,451
Real Estate Funds–1.69%
Invesco Oppenheimer Real Estate Fund, Class Y	1.69%	10,804,434	—	—	(2,655,060)	—	—	400,460	8,149,374
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	0.22%	6,068,698	10,735,450	(15,746,900)	—	—	21,683	1,057,248	1,057,248
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $521,092,894)	99.53%	$561,107,314	$13,393,279	$(26,103,923)	$(67,136,046)	$(169,363)	$4,144,964		$481,092,674
OTHER ASSETS LESS LIABILITIES	0.47%								2,292,081
NET ASSETS	100.00%								$483,384,755
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	June-2020	$642,425	$41,550	$41,550
Interest Rate Risk
Canada 10 Year Bonds	45	June-2020	4,704,967	178,661	178,661
Euro-BTP	54	June-2020	8,421,894	(371,724)	(371,724)
Euro-BUND	32	June-2020	6,088,358	(92,517)	(92,517)
Euro-OAT	59	June-2020	10,880,533	(309,186)	(309,186)
Janpanese 10 Year Bonds	29	June-2020	41,148,849	(504,461)	(504,461)
Long Gilt	72	June-2020	12,179,637	149,238	149,238
Subtotal				(949,989)	(949,989)
Total Futures Contracts				$(908,439)	$(908,439)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated and Unaffiliated Issuers	$481,092,674	$—	$—	$481,092,674
Other Investments - Assets*
Futures Contracts	369,449	—	—	369,449
Other Investments - Liabilities*
Futures Contracts	(1,277,888)	—	—	(1,277,888)
Total Other Investments	(908,439)	—	—	(908,439)
Total Investments	$480,184,235	$—	$—	$480,184,235

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer Portfolio Series: Conservative Investor Fund